Expense Example	Prospectus #1 Calvert Global Energy Solutions Fund Class A 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 10 Years	Prospectus #1 Calvert Global Water Fund Class A 1 Year	Prospectus #1 Calvert Global Water Fund Class A 3 Years	Prospectus #1 Calvert Global Water Fund Class A 5 Years	Prospectus #1 Calvert Global Water Fund Class A 10 Years	Prospectus #1 Calvert Global Water Fund Class C 1 Year	Prospectus #1 Calvert Global Water Fund Class C 3 Years	Prospectus #1 Calvert Global Water Fund Class C 5 Years	Prospectus #1 Calvert Global Water Fund Class C 10 Years	Prospectus #1 Calvert Global Water Fund Class I 1 Year	Prospectus #1 Calvert Global Water Fund Class I 3 Years	Prospectus #1 Calvert Global Water Fund Class I 5 Years	Prospectus #1 Calvert Global Water Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years	Prospectus #3 Calvert Green Bond Fund Class A 1 Year	Prospectus #3 Calvert Green Bond Fund Class A 3 Years	Prospectus #3 Calvert Green Bond Fund Class A 5 Years	Prospectus #3 Calvert Green Bond Fund Class A 10 Years	Prospectus #3 Calvert Green Bond Fund Class I 1 Year	Prospectus #3 Calvert Green Bond Fund Class I 3 Years	Prospectus #3 Calvert Green Bond Fund Class I 5 Years	Prospectus #3 Calvert Green Bond Fund Class I 10 Years	Prospectus #3 Calvert Green Bond Fund Class R6 1 Year	Prospectus #3 Calvert Green Bond Fund Class R6 3 Years	Prospectus #3 Calvert Green Bond Fund Class R6 5 Years	Prospectus #3 Calvert Green Bond Fund Class R6 10 Years
USD ($)	595	910	1,248	2,198	302	687	1,198	2,414	101	379	679	1,530	595	870	1,165	2,003	302	645	1,115	2,221	101	337	591	1,320	592	843	1,113	1,881	299	617	1,061	2,101	98	308	535	1,189	92	289	503	1,119	447	612	792	1,311	49	167	296	671	44	151	268	610